Concentrations of Credit Risk and Major Customers and Suppliers	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Note 18 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Customers

For the years ended December 31, 2018, 2017 and 2016, customers accounting for 10% or more of the Company’s revenue were as follows:

	For the Years Ended December 31,
Customer	2018		2017	2016
Entity A, a related party	40.25%		35.19%	12.63%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC (“Jiangshan Town”)	35.87%		31.70%	* %
Beijing Aritime Intelligent Control Co., Ltd. (“Beijing Aritime”)	*	%	13.34%	* %
Entity B, a related party	*	%	* %	32.19%
Dalian Yihe Electric Power Installation Co., Ltd. (“Dalian Yihe”)	*	%	* %	20.93%

*	Less than 10%

Jiangshan Town, Liaoning Beifang Environmental Protection Co., Ltd., Yantai Urban Administration Bureau and Entity A’s subsidiary, a related party, accounted for 29.18%, 11.32%, 12.76% and 10.22% of the total current outstanding accounts receivable as of December 31, 2018, respectively.

Jiangshan Town and Entity B, a related party of the Company, accounted for 47.40% and 11.76% of the total current outstanding accounts receivable as of December 31, 2017, respectively.

Suppliers

For the years ended December 31, 2018, 2017 and 2016, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2018		2017		2016
Dalian Huarui Heavy Industry Group Limited by Share Ltd. (“Dalian Huarui”)	*	%	43.35%		53.96%
Entity A, a related party	14.70%		*	%	*	%

Entity C, a related party, accounted for 22.71% of the total accounts payable and bank acceptance notes to vendors as of December 31, 2018.

Dalian Huarui and Qingdao Longde Water Affair Engineering Co., Ltd. accounted for 50.56% and 18.44% of the total accounts payable and bank acceptance notes to vendors as of December 31, 2017, respectively.